Employee Benefits - Summary of Amount Recognized in the Balance Sheet for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Non-current assets	₨ 16.4		₨ 15.7
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	11,682.6	$ 169.1	10,247.9
Fair value of plan assets	10,250.4	148.4	9,060.4
Net liability	(1,432.2)	(20.7)	(1,187.5)
Non-current assets	16.4	0.2	15.7
Non-current liabilities	(1,448.6)	(20.9)	(1,069.8)
Liabilities for assets classified as held for sale			(133.4)
Net liability	(1,432.2)	(20.7)	(1,187.5)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	1,534.0	22.2	1,540.5
Net liability	(1,534.0)	(22.2)	(1,540.5)
Non-current liabilities	(1,534.0)	(22.2)	(1,420.1)
Liabilities for assets classified as held for sale			(120.4)
Net liability	₨ (1,534.0)	$ (22.2)	₨ (1,540.5)